Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($)		Sep. 30, 2015	Dec. 31, 2014
Current assets:
Cash		$ 42,491	$ 61,542	[1]
Accounts receivable, net		70,388	$ 118,456	[1]
Other receivables		69,185		[1]
Inventory		184,225	$ 728,372	[1]
Prepaid expenses and other current assets		80,061	280,066	[1]
Total current assets		446,350	1,188,436	[1]
Property and equipment, net	[1]		699
Patents, net		380,000	1,131,327	[1]
Other assets, net	[1]		240,478
Total assets		826,350	2,560,940	[1]
Current liabilities:
Accounts payable		1,945,863	3,345,361	[1]
Accrued liabilities		135,231	104,229	[1]
Accrued warranty		854,080	938,466	[1]
Deferred revenue	[1]		15,450
Derivative liability – embedded conversion feature	[1]		129,598
Credit facility	[1]		500,000
Note payable – short-term		225,000	109,164	[1]
Convertible notes and beneficial conversion feature – short-term		158,379	30,000	[1]
Total current liabilities		3,318,553	5,172,268	[1]
Convertible notes, less current portion (net of discount)	[1]		343,499
Total liabilities		3,318,553	5,515,767	[1]
Commitments and contingencies (Note 17)	[1]		0
Stockholders’ deficit:
Common stock, $0.001 par value; 1,250,000,000 shares authorized; 474,649,087 and 279,475,332 shares issued and outstanding as of September 30, 2015 and December 31, 2014, respectively		474,649	279,475	[1]
Additional paid-in capital		84,366,950	82,026,952	[1]
Accumulated deficit		(87,333,802)	(85,261,254)	[1]
Total stockholders’ deficit		(2,492,203)	(2,954,827)	[1]
Total liabilities and stockholders’ deficit		$ 826,350	$ 2,560,940	[1]

[1]	The condensed consolidated balance sheet as of December 31, 2014 has been derived from the audited consolidated financial statements as of that date.